FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a recurring basis (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Assets:
Available-for-sale securities	¥ 639,920	¥ 512,308
Equity securities
Assets:
Available-for-sale securities	539,100	410,850
Debt securities
Assets:
Available-for-sale securities	100,820	101,458
Recurring | Level 1 | Equity securities
Assets:
Available-for-sale securities	539,100	410,850
Recurring | Level 2
Liabilities:
Derivative liabilities	258,205
Recurring | Level 2 | Debt securities
Assets:
Available-for-sale securities	100,820	101,458
Recurring | Carrying Amount
Liabilities:
Derivative liabilities	258,205
Recurring | Carrying Amount | Equity securities
Assets:
Available-for-sale securities	539,100	410,850
Recurring | Carrying Amount | Debt securities
Assets:
Available-for-sale securities	100,820	101,458
Recurring | Fair Value
Liabilities:
Derivative liabilities	258,205
Recurring | Fair Value | Equity securities
Assets:
Available-for-sale securities	539,100	410,850
Recurring | Fair Value | Debt securities
Assets:
Available-for-sale securities	¥ 100,820	¥ 101,458